                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05620

                        The Zweig Total Return Fund, Inc.
               (Exact name of registrant as specified in charter)

                            900 Third Ave, 31st Floor
                             New York, NY 10022-4728
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-272-2700

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

                             PORTFOLIO COMPOSITION


ASSET ALLOCATION AS OF SEPTEMBER 30, 2011

   The following graph illustrates asset allocations within certain sectors and as a percentage of total investments as of September 30, 2011.

                           [CHART]

U.S. Government Securities
 (includes U.S. Treasury Bills which are Short-term investments)            47%
Common Stocks                                                               41%
Foreign Government Securities                                                5%
Exchange Traded Funds                                                        3%
Corporate Bonds                                                              2%
Money Market Mutual Funds - (Short-term investment)                          2%

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            SCHEDULE OF INVESTMENTS

                              SEPTEMBER 30, 2011
                                  (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                                PAR        VALUE
                                                           ---------      --------
   INVESTMENTS
   U.S. GOVERNMENT SECURITIES                      25.5%
      U.S. Treasury Inflation Indexed Note/(3)/
        1.625%, 1/15/15..............................      $ 28,000       $ 35,630
        2.000%, 1/15/16..............................        25,000         31,613
        2.375%, 1/15/17..............................        31,000         39,926
      U.S. Treasury Note 4.000%, 11/15/12..............      18,500         19,285
                                                                          --------
          TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost
            $111,654).............................................         126,454
                                                                          --------
   FOREIGN GOVERNMENT SECURITIES                    5.1%
      Australia Government Bond
        6.500%, 5/15/13..............................         5,000          5,052
        5.500%, 12/15/13.............................        11,000         11,067
      Kingdom of Norway Series 470, 6.500%, 5/15/13....      50,000/(4)/     9,190
                                                                          --------
          TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost
            $25,883)..............................................          25,309
                                                                          --------
   CORPORATE BONDS                                  2.1%
   INDUSTRIALS -- 2.1%
      CSX Corp. 6.250%, 3/15/18........................       4,000          4,824
      Ingersoll-Rand Global Holding Co., Ltd. 6.875%,
        8/15/18........................................       4,814          5,910
                                                                          --------
          TOTAL CORPORATE BONDS (Identified Cost $8,302)..........          10,734
                                                                          --------

                                                             NUMBER OF
                                                              SHARES
                                                           ---------
   COMMON STOCKS                                   40.7%
   CONSUMER DISCRETIONARY -- 5.2%
      Amazon.com, Inc./(2)/............................      16,200          3,503
      AutoZone, Inc./(2)/..............................       9,200          2,936
      Comcast Corp. Class A............................     229,000          4,786
      Darden Restaurants, Inc..........................     120,000          5,130
      Leggett & Platt, Inc.............................      86,000          1,702
      Lululemon Athletica, Inc./(2)/...................      58,000          2,822
      McDonald's Corp..................................      57,000          5,006
                                                                          --------
                                                                            25,885
                                                                          --------

                     See Notes to Schedule of Investments

                                                       NUMBER OF
                                                        SHARES    VALUE
                                                       --------- -------
       CONSUMER STAPLES -- 3.1%
          Altria Group, Inc.........................    244,000  $ 6,541
          Heinz (H.J.) Co...........................     33,000    1,666
          Kimberly-Clark Corp.......................     25,000    1,775
          PepsiCo, Inc..............................     83,000    5,138
                                                                 -------
                                                                  15,120
                                                                 -------
       ENERGY -- 7.2%
          Alpha Natural Resources, Inc./(2)/........     40,000      708
          Chesapeake Energy Corp....................    140,000    3,577
          Chevron Corp..............................     57,000    5,274
          ConocoPhillips............................     91,000    5,762
          El Paso Corp..............................    161,000    2,814
          Halliburton Co............................     99,000    3,021
          Occidental Petroleum Corp.................     48,000    3,432
          Petroleo Brasileiro S.A. ADR..............     54,000    1,212
          Schlumberger Ltd..........................     63,000    3,763
          Total SA Sponsored ADR....................     41,000    1,799
          Williams Cos., Inc. (The).................    184,000    4,479
                                                                 -------
                                                                  35,841
                                                                 -------
       FINANCIALS -- 2.5%
          Bank of America Corp......................    317,000    1,940
          Citigroup, Inc............................     69,000    1,768
          Goldman Sachs Group, Inc. (The)...........     35,000    3,309
          HCP, Inc..................................     51,000    1,788
          Lincoln National Corp.....................    119,000    1,860
          New York Community Bancorp, Inc. Class A..    143,000    1,702
                                                                 -------
                                                                  12,367
                                                                 -------
       HEALTH CARE -- 3.8%
          Abbott Laboratories.......................    119,000    6,086
          Biogen Idec, Inc./(2)/....................     28,000    2,608
          Bristol-Myers Squibb Co...................     53,000    1,663
          Eli Lilly & Co............................     47,000    1,737
          Gilead Sciences, Inc./(2)/................     72,000    2,794
          UnitedHealth Group, Inc...................     91,000    4,197
                                                                 -------
                                                                  19,085
                                                                 -------
       INDUSTRIALS -- 5.0%
          Alaska Air Group, Inc./(2)/...............     48,000    2,702
          Caterpillar, Inc..........................     52,000    3,840
          Cummins, Inc..............................     45,000    3,675
          Deere & Co................................     68,000    4,391
          Foster Wheeler AG.........................    117,000    2,081

                     See Notes to Schedule of Investments

                                                        NUMBER OF
                                                         SHARES    VALUE
                                                        --------- --------
     INDUSTRIALS (CONTINUED)
        Lockheed Martin Corp........................      25,000  $  1,816
        Union Pacific Corp..........................      47,000     3,838
        United Continental Holdings, Inc./(2)/......     120,000     2,326
                                                                  --------
                                                                    24,669
                                                                  --------
     INFORMATION TECHNOLOGY -- 5.2%
        Apple, Inc./(2)/............................      12,200     4,650
        Intel Corp..................................     253,000     5,397
        International Business Machines Corp........      25,000     4,376
        Paychex, Inc................................      58,000     1,530
        QUALCOMM, Inc...............................      81,000     3,939
        SanDisk Corp./(2)/..........................      61,000     2,461
        Visa, Inc. Class A..........................      39,000     3,343
                                                                  --------
                                                                    25,696
                                                                  --------
     MATERIALS -- 6.0%
        Alcoa, Inc..................................     259,000     2,479
        CF Industries Holdings, Inc.................      26,000     3,208
        Cliffs Natural Resources, Inc...............      56,000     2,865
        Du Pont (E.I) de Nemours & Co...............     122,000     4,876
        Freeport-McMoRan Copper & Gold, Inc.........     106,000     3,228
        MeadWestvaco Corp...........................      59,000     1,449
        Monsanto Co.................................      66,000     3,963
        Nucor Corp..................................     130,000     4,113
        Potash Corp. of Saskatchewan, Inc...........      83,000     3,587
                                                                  --------
                                                                    29,768
                                                                  --------
     TELECOMMUNICATION SERVICES -- 2.0%
        AT&T, Inc...................................      58,000     1,654
        CenturyLink, Inc............................      50,000     1,656
        Verizon Communications, Inc.................     175,000     6,440
                                                                  --------
                                                                     9,750
                                                                  --------
     UTILITIES -- 0.7%
        Duke Energy Corp............................      89,000     1,779
        FirstEnergy Corp............................      41,000     1,841
                                                                  --------
                                                                     3,620
                                                                  --------
            TOTAL COMMON STOCKS (Identified Cost $205,122)         201,801
                                                                  --------
     EXCHANGE-TRADED FUNDS                         2.6%
        Consumer Staples Select Sector SPDR Fund....     153,000     4,544
        Health Care Select Sector SPDR Fund.........     129,000     4,092
        Templeton Dragon Fund, Inc..................     113,000     2,735

                     See Notes to Schedule of Investments

                                                           NUMBER OF
                                                            SHARES      VALUE
                                                           ----------  --------
    EXCHANGE-TRADED FUNDS (CONTINUED)
       Utilities Select Sector SPDR Fund...............        42,000  $  1,413
                                                                       --------
           TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $12,707)         12,784
                                                                       --------
           TOTAL LONG TERM INVESTMENTS -- 76.0% (Identified cost
             $363,668).........................................         377,082
                                                                       --------
    SHORT-TERM INVESTMENTS                          23.9%
    MONEY MARKET MUTUAL FUNDS -- 1.6%
       Dreyfus Cash Management Fund -- Institutional
         Shares (seven-day effective yield 0.050%).....     7,727,023     7,727
                                                                       --------
                                                                          7,727
                                                                       --------

                                                              PAR
                                                           ----------
    U.S. TREASURY BILLS/(5)/ -- 22.3%
       U.S. Treasury Bill
         0.085%, 11/17/11............................      $   25,000    25,000
         0.115%, 12/15/11............................          50,000    49,998
         0.160%, 5/31/12.............................          11,000    10,995
         0.140%, 6/28/12.............................          15,000    14,990
         0.160%, 7/26/12.............................          10,000     9,992
                                                                       --------
                                                                        110,975
                                                                       --------
           TOTAL SHORT-TERM INVESTMENTS (Identified Cost $118,672)      118,702
                                                                       --------
           TOTAL INVESTMENTS (Identified Cost $482,340) --
             99.9%/(1)/........................................         495,784
           OTHER ASSETS AND LIABILITIES, NET -- 0.1%...........             353
                                                                       --------
           NET ASSETS -- 100.0%................................        $496,137
                                                                       ========

--------
 (1) Federal Income Tax Information : For tax information at September 30, 2011, see Note 4 Federal Income Tax Information in the Notes to Schedule of Investments.
 (2) Non-income producing.
 (3) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
 (4) Par value represents Norwegian Krone (reported in thousands).
 (5) The rate shown is the discount rate.

                     See Notes to Schedule of Investments

                     COUNTRY WEIGHTINGS (UNAUDITED)+
                     United States...................  92%
                     Norway..........................   2%
                     Australia.......................   3%
                     Canada..........................   1%
                     China...........................   1%
                     Switzerland.....................   1%
                                                      ---
                     Total........................... 100%
                                                      ===

              --------
              + % of total investments as of September 30, 2011

   The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2011 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

                                                                                               LEVEL 2
                                                                                             SIGNIFICANT
                                                              TOTAL VALUE AT      LEVEL 1    OBSERVABLE
                                                            SEPTEMBER 30, 2011 QUOTED PRICES   INPUTS
                                                            ------------------ ------------- -----------
   Debt Securities:
      U.S. Government Securities (includes short-term
       investments)........................................      $237,429        $     --     $237,429
      Foreign Government Securities........................        25,309              --       25,309
      Corporate Bonds......................................        10,734              --       10,734
   Equity Securities:
      Common Stocks........................................       201,801         201,801           --
      Exchange-Traded Funds................................        12,784          12,784           --
      Short-Term Investments...............................         7,727           7,727           --
                                                                 --------        --------     --------
   Total...................................................      $495,784        $222,312     $273,472
                                                                 ========        ========     ========

   There are no Level 3 (significant unobservable input) securities.

                     See Notes to Schedule of Investments

                       THE ZWEIG TOTAL RETURN FUND, INC.

                       NOTES TO SCHEDULE OF INVESTMENTS

                              SEPTEMBER 30, 2011
                                  (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

  A. SECURITY VALUATION:

   Security Valuation procedures for the funds have been approved by the Board of Trustees. All internally fair valued securities referred to below are approved by a valuation committee appointed under the direction of the Board of Trustees.

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

   .   Level 1 -- quoted prices in active markets for identical securities

   . Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 -- prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

   A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

   Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

   Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments are valued based on inputs observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

   Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

NOTE 2 -- INDEMNIFICATIONS

   Under the Fund's organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

NOTE 3 -- CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   At September 30, 2011, the Fund held 47% of its total investments in U.S. Government securities (includes 22% of U.S. Treasury Bills which are Short-term investments).

NOTE 4 -- FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

   At September 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                          NET UNREALIZED
      FEDERAL       UNREALIZED          UNREALIZED         APPRECIATION
     TAX COST      APPRECIATION        DEPRECIATION       (DEPRECIATION)
     ---------  ------------------  ------------------  ------------------
     $484,651        $30,824            $(19,691)            $11,133

NOTE 5 -- RECENT ACCOUNTING PRONOUNCEMENT

   In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

NOTE 6 -- SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Zweig Total Return Fund, Inc.


By (Signature and Title)* /s/ George R. Aylward
                          ----------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date 11/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          ----------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date 11/23/11


By (Signature and Title)* /s/ W. Patrick Bradley
                          ----------------------------------
                          W. Patrick Bradley, Treasurer
                          (principal financial officer)

Date 11/23/11

* Print the name and title of each signing officer under his or her signature.